RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)			12 Months Ended
	Jun. 20, 2023	Apr. 18, 2023	Dec. 31, 2023	Dec. 31, 2022	Oct. 14, 2022	Sep. 23, 2022	Aug. 20, 2022	Apr. 15, 2021	Jul. 15, 2019
Related Party Transaction [Line Items]
Repayments of Related Party Debt			$ 249,076	$ 553,810
Sale value				500,000
Prepaid expenses			170,922	58,236
Liaoning Xinjian Linguo Yitang Health Management Ltd [Member]
Related Party Transaction [Line Items]
Loans outstanding				0					$ 459,315
Repayments of Related Party Debt			0	185,668
Mr. Heng Fei Yang [Member]
Related Party Transaction [Line Items]
Loans outstanding			97,138	46,098				$ 293,493
Repayments of Related Party Debt			78,281	355,517
Proceeds from Related Party Debt			130,943	121,501
Mr. Jinhua Xu [Member]
Related Party Transaction [Line Items]
Loans outstanding			0	173,956			$ 178,241
Repayments of Related Party Debt			170,795	0
Ms. Xiaoyan Yuan [Member]
Related Party Transaction [Line Items]
Loans outstanding			0	0	$ 12,625	$ 12,625
Suzhou Axixi Health Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Sale value		$ 253,000
Prepaid expenses			155,135
Shanghai Shengji Trading Co., Ltd. [Member]
Related Party Transaction [Line Items]
Sale value	$ 253,000
Prepaid expenses			211,784
Suzhou Xinjianlin Health Management Co Ltd [Member]
Related Party Transaction [Line Items]
Revenues			64,035	32,342
Advances from related party customers			$ 0	$ 1,703